Intangible assets, net and Goodwill - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance at the beginning of period	$ 625,129	$ 571,654
Purchase price adjustments	119	2,445
Change in Assets Held for Sale	41,678	(1,630)
Loss on Impairment	(50,702)	(55,422)
Acquisitions	7,002	111,780
Difference in exchange	3,402	(3,698)
Balance at the end of period	626,628	625,129
Domestic
Goodwill [Roll Forward]
Balance at the beginning of period	553,203	511,420
Purchase price adjustments	0	0
Change in Assets Held for Sale	41,678	(1,630)
Loss on Impairment	(50,702)	(55,422)
Acquisitions	7,002	98,835
Difference in exchange	0	0
Balance at the end of period	551,181	553,203
International
Goodwill [Roll Forward]
Balance at the beginning of period	71,926	60,234
Purchase price adjustments	119	2,445
Change in Assets Held for Sale	0	0
Loss on Impairment	0	0
Acquisitions	0	12,945
Difference in exchange	3,402	(3,698)
Balance at the end of period	$ 75,447	$ 71,926